Note 47 - Impairment or reversal of impairment on financial assets not measured at fair value through profit or loss and revenue or loss net by modification	12 Months Ended
Dec. 31, 2020
Impairment or reversal of impairment on financial assets not measured at fair value through profir or loss
Impairment or Reversal of Impairment on financial assets not measured at fair value through profir or loss

47. Impairment or reversal of impairment on financial assets not measured at fair value through profit or loss or net gains by modification

The breakdown of impairment or reversal of impairment on financial assets not measured at fair value through profit or loss or net gains by modification by the nature of those assets in the accompanying consolidated income statements is as follows:

Impairment or reversal of impairment on financial assets not measured at fair value through profit or loss or net gains by modification (Millions of Euros)
	Notes	2020	2019 (*)	2018 (*)
Financial assets at fair value through other comprehensive income - Debt securities		19	82	1
Financial assets at amortized cost (*)		5.160	3.470	3.680
Of which: recovery of written-off assets	7.2.5	(339)	(919)	(589)
Total		5.179	3.552	3.681

(*) In 2020, the amount includes the negative impact of the update of the macroeconomic scenario following the COVID-19 pandemic (see Notes 1.5 and 7.2).